LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
LEASES

11. LEASES

The Company’s lease portfolio includes an operating lease for its 31,100 square foot facility in Winnipeg, Manitoba which consists of manufacturing, laboratory, warehouse and office space. In September 2020, the Company entered into an extension of this lease for an additional two years, through September 2022. The minimum monthly rent under this lease is CAD $18,100 (approximately $14,000 at exchange rates in effect on June 30, 2022). In addition to rent expense, the Company expects to incur CAD $18,200 per month related to operating expenses (approximately $14,100 at exchange rates in effect on June 30, 2022). Operating lease cost under this lease, including the related operating costs, were $83,000 and $165,000 for the three and six months ended June 30, 2022, respectively, and $84,000 and $166,000 for the three and six months ended June 30, 2021, respectively.

The asset component of the Company’s operating leases is recorded as operating lease right-of-use assets and reported within other assets on the Company’s condensed consolidated balance sheets. The right of use asset total was $41,700 as of June 30, 2022 and $123,300 as of December 31, 2021. The short-term lease liability is recorded in other current liabilities and the long-term lease liability is recorded in other liabilities on the Company’s condensed consolidated balance sheets. The short-term lease liability was $41,700 as of June 30, 2022 and $123,300 as of December 31, 2021. There was no long-term operating lease liability as of June 30, 2022 or December 31, 2021. Operating lease cost is recognized on a straight-line basis over the term of the lease.

In addition, the Company has short-term property leases for modular office space for 1) its corporate headquarters in Cambridge, MA and 2) office space in Philadelphia, PA. The short-term leases are renewed on a month-to-month basis. The minimum monthly rent for these office spaces is $2,200 and $21,000, respectively, which is subject to change if and as the Company adds space to or deducts space from the leases.

11. LEASES

The Company accounts for operating leases under ASC Topic 842, Leases. The Company’s lease portfolio includes an operating lease for its 31,100 square foot facility in Winnipeg, Manitoba which consists of manufacturing, laboratory, warehouse and office space. In September 2020, the Company entered into an extension of this lease for an additional two years, through September 2022, with a right to extend the lease for one subsequent three-year term. The minimum monthly rent under this lease is CAD $18,100 (approximately $14,300 at exchange rates in effect on December 31, 2021). In addition to rent expense, the Company expects to incur CAD $18,200 per month related to operating expenses (approximately $14,300 at exchange rates in effect on December 31, 2021). Operating lease cost under this lease, including the related operating costs, were $0.3 million and $0.3 million for the year ended December 31, 2021 and $0.3 million and $0.3 million for the year ended December 31, 2020, respectively.

The asset component of the Company’s operating leases is recorded as operating lease right-of-use assets and reported within other assets on the Company’s consolidated balance sheets. The short-term lease liability is recorded in other current liabilities and the long-term lease liability is recorded in other liabilities on the Company’s consolidated balance sheets. Operating lease cost is recognized on a straight-line basis over the term of the lease.

In addition, the Company has short-term property leases for modular office space for 1) its corporate headquarters in Cambridge, MA and 2) office space in Philadelphia, PA. The short-term leases renew every three months to six months and currently extend through June 2022 and May 2022, respectively. The minimum monthly rent for these office spaces is $2,100 and $18,400, respectively, which is subject to change if and as the Company adds space to or deducts space from the leases.

The components of lease cost for the years ended December 31, 2021 and 2020 is as follows (in thousands):

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
Lease Cost:
Operating lease (including related operating costs)	$327	$301
Short term property leases	262	261
Total lease costs	$589	$562

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
Supplemental Information:
Weighted-average remaining lease term (years)	0.75	1.75
Weighted-average discount rate - operating leases	12%	12%

The following table sets forth the Company’s future minimum lease payments under non-cancelable leases as of December 31, 2021 (in thousands):

Year Ended
December 31, 2021
Minimum Lease Payments:
Total future minimum lease payments (2022)	$129
Less: Amounts representing present value adjustment	(5)
Operating lease liabilities, net of current portion	$124